Intangible Assets - Additional information (Details) - USD ($) $ in Thousands	Jan. 31, 2026	Jan. 31, 2025
Intangible Assets
Intangible assets, net	$ 332,069	$ 321,270
2027	69,100
2028	61,700
2029	53,000
2030	40,900
2031	30,400
Thereafter	$ 77,000